Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of subsidiaries [abstract]
Schedule of Financial Statement of Subsidiaries

Subsidiary	Country of incorporation and principal place of business	Proportion of ownership interest
		December 31,
		2 0 2 3	2 0 2 2
Euro European Dairies (Goldfrost) Ltd.	Israel	100%	100%
W.F.D. (Import, Marketing and Trading) Ltd.	Israel	100%	100%
W. Capital Ltd.	Israel	100%	100%